CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY(Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50